Derivative financial instruments and debt excluding lease liabilities	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Derivative financial instruments and debt excluding lease liabilities	Derivative financial instruments and debt excluding lease liabilities
As disclosed in the Consolidated Financial Statements for the year ended December 31, 2024, presented in the Annual Report and Accounts and Form 20-F/A for that year, Shell is exposed to the risks of changes in fair value of its financial assets and liabilities. The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values at June 30, 2025, are consistent with those used in the year ended December 31, 2024, though the carrying amounts of derivative financial instruments have changed since that date. The movement of the derivative financial instruments between December 31, 2024 and June 30, 2025, is a decrease of $230 million for the current assets and a decrease of $940 million for the current liabilities.
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million
	June 30, 2025	December 31, 2024
Carrying amount[1]	46,720	48,376
Fair value[2]	42,864	44,119
1.    Shell issued no debt under the US shelf or under the Euro medium-term note programmes since November 2021 and September 2020, respectively. The US shelf programme has lapsed and management aims to renew it during the second half of 2025.
2. Mainly determined from the prices quoted for these securities.